Summary of Group's Operating Segment Results (Detail) ¥ in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Segment Reporting Information [Line Items]
Total revenues			¥ 23,489			¥ 61,254
Total revenues	$ 4,106	¥ 28,203		$ 10,932	¥ 75,082
Operating costs and expenses:
Cost of revenues	2,070	14,218	11,801	5,261	36,133	31,616
Selling, general and administrative	821	5,641	3,746	1,935	13,288	9,497
Research and development	570	3,916	3,242	1,637	11,243	9,225
Total operating costs and expenses	3,461	23,775	18,789	8,833	60,664	50,338
Operating profit (loss)	645	4,428	4,700	2,099	14,418	10,916
Total other income (loss), net	1,313	9,021	4,345	1,726	11,855	5,279
Income (loss) before income taxes	1,958	13,449	9,045	3,825	26,273	16,195
Income taxes	299	2,053	1,097	620	4,259	2,066
Net income (loss)	1,659	11,396	7,948	3,205	22,014	14,129
Less: net income (loss) attributable to noncontrolling interests	(146)	(1,000)	(1)	(506)	(3,478)	(12)
Net income (loss) attributable to Baidu, Inc.	1,805	12,396	7,949	3,711	25,492	14,141
Operating Segments | Baidu Core
Segment Reporting Information [Line Items]
Total revenues			18,342			48,571
Total revenues	3,145	21,606		8,409	57,751
Operating costs and expenses:
Cost of revenues	990	6,804	6,829	2,620	17,995	18,907
Selling, general and administrative	645	4,428	3,023	1,532	10,522	7,623
Research and development	489	3,359	2,901	1,435	9,859	8,337
Total operating costs and expenses	2,124	14,591	12,753	5,587	38,376	34,867
Operating profit (loss)	1,021	7,015	5,589	2,822	19,375	13,704
Total other income (loss), net	1,409	9,687	4,292	1,921	13,199	5,266
Income (loss) before income taxes	2,430	16,702	9,881	4,743	32,574	18,970
Income taxes	300	2,059	1,098	620	4,260	2,062
Net income (loss)	2,130	14,643	8,783	4,123	28,314	16,908
Less: net income (loss) attributable to noncontrolling interests	49	334	(1)	(181)	(1,241)	(9)
Net income (loss) attributable to Baidu, Inc.	2,081	14,309	8,784	4,304	29,555	16,917
Operating Segments | iQIYI
Segment Reporting Information [Line Items]
Total revenues			4,951			12,561
Total revenues	1,007	6,914		2,615	17,961
Operating costs and expenses:
Cost of revenues	1,115	7,655	4,898	2,710	18,610	12,852
Selling, general and administrative	188	1,292	777	429	2,945	1,902
Research and development	81	558	343	202	1,387	905
Total operating costs and expenses	1,384	9,505	6,018	3,341	22,942	15,659
Operating profit (loss)	(377)	(2,591)	(1,067)	(726)	(4,981)	(3,098)
Total other income (loss), net	(78)	(539)	16	(93)	(643)	(25)
Income (loss) before income taxes	(455)	(3,130)	(1,051)	(819)	(5,624)	(3,123)
Income taxes	(1)	(6)	1	0	(1)	2
Net income (loss)	(454)	(3,124)	(1,052)	(819)	(5,623)	(3,125)
Less: net income (loss) attributable to noncontrolling interests	2	16	0	2	10	0
Net income (loss) attributable to Baidu, Inc.	(456)	(3,140)	(1,052)	(821)	(5,633)	(3,125)
Intersegment Eliminations & Adjustments
Segment Reporting Information [Line Items]
Total revenues			196			122
Total revenues	(46)	(317)		(92)	(630)
Operating costs and expenses:
Cost of revenues	(35)	(241)	74	(69)	(472)	(143)
Selling, general and administrative	(12)	(79)	(54)	(26)	(179)	(28)
Research and development	0	(1)	(2)	0	(3)	(17)
Total operating costs and expenses	(47)	(321)	18	(95)	(654)	(188)
Operating profit (loss)	1	4	178	3	24	310
Total other income (loss), net	(18)	(127)	37	(102)	(701)	38
Income (loss) before income taxes	(17)	(123)	215	(99)	(677)	348
Income taxes	0	0	(2)	0	0	2
Net income (loss)	(17)	(123)	217	(99)	(677)	346
Less: net income (loss) attributable to noncontrolling interests	(197)	(1,350)	0	(327)	(2,247)	(3)
Net income (loss) attributable to Baidu, Inc.	$ 180	¥ 1,227	¥ 217	$ 228	¥ 1,570	¥ 349